Consolidated Statements of Income		12 Months Ended
		Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares		Sep. 30, 2022 HKD ($) $ / shares shares		Sep. 30, 2021 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 163,690,966	$ 20,907,484		$ 136,447,442		$ 117,565,797
Cost of revenues		(115,648,013)	(14,771,182)		(97,220,327)		(81,595,840)
Gross profit		48,042,953	6,136,302		39,227,115		35,969,957
Operating expenses
Selling, general and administrative expenses		(36,805,428)	(4,700,985)		(30,539,155)		(31,759,057)
Gains (losses) on disposal of property and equipment		(485,957)	(62,069)		(1,862,704)		3,932,639
Income from operations		10,751,568	1,373,248		6,825,256		8,143,539
Other income (expenses)
Other income		1,445,506	184,628		3,576,366		1,207,336
Finance expenses		(55,080)	(7,035)		(82,843)		(244,202)
Other expenses					(96,028)
Total other income, net		1,390,426	177,593		3,397,495		963,134
Income before income tax expenses		12,141,994	1,550,841		10,222,751		9,106,673
Income tax expenses		(2,338,850)	(298,730)		(1,972,577)		(3,084,527)
Net income		9,803,144	1,252,111		8,250,174		6,022,146
Less: Net income attributable to non-controlling interests		(105,775)	(13,510)		(487,497)		(222,970)
Net income attributable to SU Group Holdings Limited’s ordinary shareholders		$ 9,697,369	$ 1,238,601		$ 7,762,677		$ 5,799,176
Net income per share
Net income per share Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.81	$ 0.1	[1]	$ 0.65	[1]	$ 0.48	[1]
Weighted average number of shares
Weighted average number of shares Basic (in Shares)	[1]	12,000,000	12,000,000		12,000,000		12,000,000

[1]	Retrospectively restated for effect of the nominal issuance of shares effected on February 27, 2023 and June 20, 2023 (Note 13).